Note 9 - Short-term Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Short-term Investments [Abstract]
Trading Securities	$ 0		$ 0
Trading Securities, Realized Gain (Loss)	$ (47,941)	$ 113,152